Cover	Sep. 28, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-37949
Entity Registrant Name	Innovative Industrial Properties, Inc.
Entity Central Index Key	0001677576
Entity Tax Identification Number	81-2963381
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1389 Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Park City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84098
City Area Code	858
Local Phone Number	997-3332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IIPR
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock, par value $0.001 per share
Trading Symbol	IIPR-PA
Security Exchange Name	NYSE